Goodwill and Intangible Assets - Changes to the Net Book Value of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 198.6
Intangible assets, beginning balance	428.0	$ 449.6
Additions	5.0	3.5
Acquisitions through business combination	299.4
Amortization	(25.5)	(25.6)	$ (29.6)
Foreign exchange and other	(0.7)	0.5
Goodwill at end of period	324.2	198.6
Intangible assets, ending balance	706.2	428.0	449.6
Goodwill
Changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		198.3
Acquisitions through business combination	126.0
Foreign exchange and other	(0.4)	0.3
Goodwill at end of period	324.2		198.3
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets, beginning balance	220.6	242.3
Additions	0.0	0.0
Acquisitions through business combination	173.4
Amortization	(22.5)	(21.8)
Foreign exchange and other	0.0	0.1
Intangible assets, ending balance	371.5	220.6	242.3
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets, beginning balance	8.8	9.0
Additions	5.0	3.5
Acquisitions through business combination	0.0
Amortization	(3.0)	(3.8)
Foreign exchange and other	(0.3)	0.1
Intangible assets, ending balance	$ 10.5	$ 8.8	$ 9.0